Condensed financial information of the Company - Condensed Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income /(loss)	$ (258,682,725)	$ (413,262,114)	$ (67,483,880)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Stock based compensation expense	568,047	3,413,610	4,511,190
(Gain)/loss on short-term investments	71,675,454	30,203,357	(5,052,944)
Proceeds from disposal of short-term investments	359,025		5,825,136
Amortization of deferred charges	5,728,866	3,242,398	2,828,337
loss/(gain) on extinguishment of debt	(9,620,914)		1,843,306
Other receivables	(103,913,042)	83,761,147	(88,480,519)
Other current assets	(6,456,006)	2,359,210	(2,610,160)
Other payable and accrued liabilities	(29,962,164)	(51,513,133)	241,107,544
Payroll and welfare payables	2,392,037	(3,059,265)	(7,198,828)
Net cash provided by operating activities	(530,272,913)	135,608,847	336,766,542
Cash flows from investing activities:
Net cash used in investing activities	513,898,291	(22,774,551)	(104,155,960)
Cash flows from financing activities:
Changes in due from subsidiaries	(4,068,750)	44,288,546	(24,477,542)
Proceeds from short-term bank loans	5,825,838	193,848,327	105,007,105
Repayment of long-term bank loans	(38,472,000)	(183,056,732)	(199,845,816)
Proceeds from long-term bank loans	83,335,835	339,581,996	433,177,672
Proceeds from other long-term debts	124,661,778	610,114,087	1,047,849,099
Repayment of other long-term debts	(98,522,299)	(891,457,400)	(882,010,043)
Purchase of treasury shares			(2,483,896)
Dividends to shareholders	(4,661,341)	(4,055,664)	(14,284,148)
Proceeds from exercise of stock options			134,790
Net cash used in financing activities	(60,426,478)	(677,076,944)	(190,069,001)
Cash and cash equivalents, at the beginning of the year	426,399,881	926,809,581
Cash and cash equivalents, at end of the period	283,131,542	426,399,881	926,809,581
Parent Company
Cash flows from operating activities:
Net income /(loss)	(263,353,561)	(417,307,378)	(81,040,908)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Equity in (profit)/loss of subsidiaries, net	(92,986,489)	(289,093,048)	43,080,570
Stock based compensation expense	568,046	1,625,318	2,848,897
(Gain)/loss on short-term investments	68,931,940	1,627,139	27,077
Proceeds from disposal of short-term investments	359,025
Amortization of deferred charges	5,472,222		6,024,220
loss/(gain) on extinguishment of debt	(9,620,914)		5,583,578
Other receivables	634,819	168,246	(178,566)
Other current assets			77,648
Other payable and accrued liabilities	53,426,168	4,000,802	7,281,565
Payroll and welfare payables	(460,150)	1,363,218	402,431
Net cash provided by operating activities	(51,055,916)	(119,429,607)	(102,081,705)
Cash flows from investing activities:
Investment in short-term investments		(72,502,807)
Net cash used in investing activities		(72,502,807)
Cash flows from financing activities:
Changes in due from subsidiaries	54,889,206	447,436,262	224,773,858
Proceeds from short-term bank loans			28,080,000
Repayment of current portion of long-term bank loan and other long-term debt		(128,520,000)
Proceeds from other long-term debts		270,000,000	378,852,273
Repayment of other long-term debts	(1,199,086)	(390,958,220)	(508,900,000)
Purchase of treasury shares			(2,483,896)
Dividends to shareholders		(4,055,664)	(14,284,148)
Payment of financing cost		(4,272,797)	(7,141,511)
Proceeds from exercise of stock options			134,790
Net cash used in financing activities	53,690,120	189,629,581	75,953,366
Net (decrease)/increase in cash and cash equivalents	2,634,204	(2,302,833)	(26,128,339)
Cash and cash equivalents, at the beginning of the year	160,209	2,463,042	28,591,381
Cash and cash equivalents, at end of the period	$ 2,794,414	$ 160,209	$ 2,463,042